BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes in Presentation (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trading assets
Derivative assets	$ 917,434	$ 768,686
Loans:
Commercial	101,655,660	102,408,977
Consumer	59,840,451	55,455,064
Mortgages	20,221,683	18,592,103
Microcredit	410,320	425,697
Allowance for impairment losses	(8,185,797)	(8,196,187)
Other receivables	11,702,301	9,300,643
Other accounts receivable	11,702,301	9,300,643
Trading liabilities
Derivative instruments	962,438	811,305
Hedging derivatives	$ 94,298	$ 195,539